Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 18, 2016
Temporary Equity [Line Items]
Preferred stock redemption price, description					The Preferred Stock may be redeemed at the option of the Requisite Preferred Holders in three annual installments on or after March 5, 2017, at a price per share equal to $1.00 for the Series A Preferred Stock, $1.4307 for the Series B Preferred Stock, $2.66874 for the Series C Preferred Stock, and $5.8695 for the Series D Preferred Stock, plus an amount equal to 8% of the original offering price per share for each year between the issuance date and the redemption date, plus dividends accrued but unpaid. The redemption price is payable in three annual installments commencing 60 days after receipt by the Company at any time on or after March 5, 2017, of written notice from the Requisite Preferred Holders requesting redemption of all shares of Preferred Stock. The Company is accreting the Preferred Stock to redemption value over the period from the date of issuance to March 5, 2017, such that the carrying amounts of the securities will equal the redemption amounts at the earliest redemption date.
Change in fair value of preferred stock warrant liability	$ 3,609,000	$ 1,061,000	$ 3,361,000	$ 1,443,000	$ 2,154,000	$ 483,000
Accretion to redemption value			$ (1,628,000)	(2,119,000)	(4,273,000)	(4,275,000)
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock conversion basis			One-for-one
Aggregate shares converted to common stock	24,177,495		24,177,495
Accretion to redemption value			$ 1,628,000	2,119,000	4,273,000	4,275,000
Reclassification of temporary equity to additional paid-in capital							72,500,000
Preferred Stock Warrants
Temporary Equity [Line Items]
Change in fair value of preferred stock warrant liability	$ 3,600,000				$ 354,000	$ 125,000
Preferred stock warrant liability reclassified to additional-paid in capital			6,600,000
Increase in fair value of preferred stock warrants			$ 694,000	$ 279,000
Series B and Series C Preferred Stock
Temporary Equity [Line Items]
Percentage of fair value increase in warrants			10.00%		10.00%	10.00%
Series A preferred stock
Temporary Equity [Line Items]
Conversion price per share					$ 1.00
Liquidity preference per share					1.00
Series B Preferred Stock
Temporary Equity [Line Items]
Conversion price per share					1.4307
Liquidity preference per share					1.4307
Series C Preferred Stock
Temporary Equity [Line Items]
Conversion price per share					2.66874
Liquidity preference per share					2.66874
Series D Preferred Stock
Temporary Equity [Line Items]
Conversion price per share					$ 5.8695
Net proceeds from issuance of common stock to trigger preferred stock conversion					$ 20,000,000
Liquidity preference per share					$ 5.8695
Series D Preferred Stock | Minimum
Temporary Equity [Line Items]
Share price which triggers preferred stock conversion					$ 14.67
Percentage of outstanding preferred stockholders at written election required for redemption					75.00%